Schedule of Investments (unaudited)
January 31, 2024
BlackRock Sustainable U.S. Growth Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Automobiles — 2.8%
Tesla, Inc.(a)	711	$ 133,163
Broadline Retail — 8.1%
Amazon.com, Inc.(a)	2,434	377,757
Capital Markets — 4.1%
S&P Global, Inc.	426	190,997
Chemicals — 1.9%
Ecolab, Inc.	452	89,595
Commercial Services & Supplies — 2.4%
Copart, Inc.(a)	2,319	111,405
Containers & Packaging — 1.0%
Ball Corp.	881	48,851
Financial Services — 5.6%
Visa, Inc., Class A	962	262,876
Health Care Equipment & Supplies — 3.0%
Alcon, Inc.	863	64,820
IDEXX Laboratories, Inc.(a)	148	76,232
		141,052
Health Care Providers & Services — 3.5%
UnitedHealth Group, Inc.	319	163,245
Interactive Media & Services — 5.8%
Alphabet, Inc., Class A(a)	1,918	268,712
IT Services — 1.8%
Shopify, Inc., Class A(a)(b)	1,036	82,953
Life Sciences Tools & Services — 5.2%
Danaher Corp.	368	88,287
Lonza Group AG, Registered Shares	148	72,358
Thermo Fisher Scientific, Inc.(b)	155	83,542
		244,187
Machinery — 1.3%
Xylem, Inc.	520	58,469
Personal Care Products — 1.7%
L’Oreal SA	166	79,440
Pharmaceuticals — 2.5%
Eli Lilly & Co.	180	116,210
Real Estate Management & Development — 1.4%
CoStar Group, Inc.(a)	799	66,701
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 14.3%
Advanced Micro Devices, Inc.(a)	522	$ 87,534
ASML Holding NV, Registered Shares	223	193,970
NVIDIA Corp.	626	385,159
		666,663
Software — 20.4%
Cadence Design Systems, Inc.(a)	292	84,230
Intuit, Inc.	294	185,611
Microsoft Corp.	1,555	618,237
Roper Technologies, Inc.	126	67,662
		955,740
Technology Hardware, Storage & Peripherals — 7.8%
Apple Inc.	1,981	365,296
Textiles, Apparel & Luxury Goods — 3.6%
Kering SA	160	65,724
Lululemon Athletica, Inc.(a)	226	102,563
		168,287
Total Long-Term Investments — 98.2% (Cost: $4,164,807)		4,591,599
Short-Term Securities
Money Market Funds — 4.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.21%(c)(d)	70,346	70,346
SL Liquidity Series, LLC, Money Market Series, 5.49%(c)(d)(e)	143,892	143,950
Total Short-Term Securities — 4.6% (Cost: $214,296)		214,296
Total Investments — 102.8% (Cost: $4,379,103)		4,805,895
Liabilities in Excess of Other Assets — (2.8)%		(131,893)
Net Assets — 100.0%		$ 4,674,002
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
January 31, 2024
BlackRock Sustainable U.S. Growth Equity Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 63,963	$ 6,383(a)	$ —	$ —	$ —	$ 70,346	70,346	$ 1,619	$ —
SL Liquidity Series, LLC, Money Market Series	—	143,944(a)	—	6	—	143,950	143,892	19(b)	—
				$ 6	$ —	$ 214,296		$ 1,638	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Automobiles	$ 133,163	$ —	$ —	$ 133,163
Broadline Retail	377,757	—	—	377,757
Capital Markets	190,997	—	—	190,997
Chemicals	89,595	—	—	89,595
Commercial Services & Supplies	111,405	—	—	111,405
Containers & Packaging	48,851	—	—	48,851
Financial Services	262,876	—	—	262,876

Schedule of Investments (unaudited)  (continued)
January 31, 2024
BlackRock Sustainable U.S. Growth Equity Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Health Care Equipment & Supplies	$ 141,052	$ —	$ —	$ 141,052
Health Care Providers & Services	163,245	—	—	163,245
Interactive Media & Services	268,712	—	—	268,712
IT Services	82,953	—	—	82,953
Life Sciences Tools & Services	171,829	72,358	—	244,187
Machinery	58,469	—	—	58,469
Personal Care Products	—	79,440	—	79,440
Pharmaceuticals	116,210	—	—	116,210
Real Estate Management & Development	66,701	—	—	66,701
Semiconductors & Semiconductor Equipment	666,663	—	—	666,663
Software	955,740	—	—	955,740
Technology Hardware, Storage & Peripherals	365,296	—	—	365,296
Textiles, Apparel & Luxury Goods	102,563	65,724	—	168,287
Short-Term Securities
Money Market Funds	70,346	—	—	70,346
	$ 4,444,423	$ 217,522	$ —	4,661,945
Investments valued at NAV(a)				143,950
				$ 4,805,895
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
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